Taxation - Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Income tax expense	$ (279,000)	$ (249,000)	$ (157,000)
Tax loss carryforwards	70,322,000	$ 5,900,000	$ 5,746,000
NL
Taxation
Income tax expense	$ 0